Income Taxes, Composition of Income Tax Expense (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Composition of Income Tax Expense [Abstract]
Deferred income tax	$ 6,458,253		$ (12,920,451)
Total income tax	53,870,189	$ 2,998	35,238,443	$ 34,544,003
Mexico [Member]
Composition of Income Tax Expense [Abstract]
Current period income tax	27,186,836		29,105,637	32,327,958
Deferred income tax	3,543,636		(12,286,894)	(6,706,412)
Foreign [Member]
Composition of Income Tax Expense [Abstract]
Current period income tax	20,225,100		19,053,257	16,026,324
Deferred income tax	$ 2,914,617		$ (633,557)	$ (7,103,867)